Related Parties	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related Parties
22.	RELATED PARTIES
Key management personnel compensation
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly. The key management personnel of the Company are the members of the Company’s executive management team and board of directors. Compensation provided to key management for the year ended December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018
Short-term employee benefits	$1,829	$1,098
Share-based compensation	3,221	433

	$5,050	$1,531

Related party transactions
Certain subsidiaries which were acquired in the business combination with Cannex (Note 14) have contractual relationships with two licensed Washington cannabis producer/processors: Superior Gardens LLC (d/b/a Northwest Cannabis Solutions) (“NWCS”) and 7Point Holdings LLC (“7Point”). The sole owner of NWCS holds a minority interest in the Company and is an executive in the Company. The sole owner of 7Point, holds a minority interest in the Company, and is an executive of the Company.
NWCS and the Company are parties to a commercial gross lease expiring December 31, 2022 with two five-year renewal options. From July 31, 2019 to December 31, 2019 the Company recognized $3,338 from interest revenue on lease receivable for this lease from the date of the Cannex acquisition.
7Point and the Company are parties to a commercial sublease expiring November 30, 2023 with one five-year renewal option. From July 31, 2019 to December 31, 2019 the Company recognized $1,190 from interest revenue on lease receivable for this lease from the date of the Cannex acquisition.
The Company has entered into a service agreement with NWCS to provide consulting and personnel services for growing and processing for $30 per month and to act as exclusive purchasing agent for equipment, machinery, and other supplies for $20 per month for a three-year term expiring January 1, 2021 with automatic renewal for additional three-year terms. The Company recognized a total of $250 from July 31, 2019 to December 31, 2019.

NWCS and the Company have entered into a packaging supply agreement under commercially reasonable pricing terms by which NWCS submits packaging orders for Company-designed packaging sold by NWCS under an exclusive license to use Company brands and recipes in the state of Washington. The packaging supply agreement has an initial term of three years expiring January 1, 2021 with automatic renewal for additional three-year periods. The Company recognized total of $3,703 from July 31, 2019 to December 31, 2019 under the packaging supply agreement.
At December 31, 2019, the Company held two notes receivable from these related parties with a balance of $586 (2018 -$nil) (Note 10) and an accounts payable balance of $596 (2018 - $nil).
As at December 31, 2019, $597 (December 31, 2018 - $nil) of the Company’s trade receivables were due from NWCS and 7Point (collected subsequent to year end).
An officer of the Company is a part-owner of a LI Lending LLC which extended the Company a real estate improvement/development loan of up to $50,000 of which $45,000 was drawn upon as of December 31, 2019 (Note 16).
An officer of the Company holds an interest in an online marketing company serving the online CBD market which provides online marketing services for Pure Ratios. Pure Ratios paid $1,101 (2018 - $nil) to this vendor for marketing services.
The Company has issued notes receivable to related parties that hold or have applied for cannabis licenses or that have secured real estate that can be used for a cannabis facility. The Company had $696 and $1,392 in such notes at December 31, 2019 and 2018 (Note 10), respectively.